Financial Instruments - Summary of Other Liabilities Related to Business Combination (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Financial Instruments [Abstract]
Increase, Risk adjusted discount rate	$ 144
Decrease, Risk adjusted discount rate	$ (149)